INTANGIBLE ASSETS, GOODWILL AND IMPAIRMENT (Table)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

	Trademark/	Technology
Cost	Trade name	platform/ IP	Total
Balance at December 31, 2018	$6,600	$11,200	$17,800
Additions	-	-	-
Disposal	-	-	-
Foreign exchange	-	-	-
Balance at September 30, 2019 (unaudited)	$6,600	$11,200	$17,800

	Trademark/	Technology
Accumulated Amortization	Trade name	platform/ IP	Total
Balance at December 31, 2018	$-	$-	$-
Amortization	-	-	-
Disposal	-	-	-
Foreign exchange	-	-	-
Balance at September 30, 2019 (unaudited)	$-	$-	$-

Balance at December 31, 2018 before impairment	$6,600	$11,200	$17,800
Impairment (note 4)	(6,600)	(11,200)	(17,800)
Balance at December 31, 2018 (audited)	$-	$-	$-
Balance at September 30, 2019 before impairment	$6,600	$11,200	$17,800
Impairment (note 4)	(6,600)	(11,200)	(17,800)
Balance at September 30, 2019 (unaudited)	$-	$-	$-

Goodwill

Goodwill	Total
$
Balance at January 1, 2018	-
Acquisition (note 4)	3,440,403
Impairment	(3,440,403)
Foreign exchange	-
Balance at December 31, 2018	-
Acquisition	-
Foreign exchange	-
Balance at September 30, 2019 (unaudited)	-